UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street, Columbus, IN 47201
(Address of principal executive offices) (Zip code)

Kirr, Marbach & Company, LLC, 621 Washington Street, Columbus, IN 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  September 30, 2008

Item 1. Report to Stockholders.

KIRR, MARBACH PARTNERS
VALUE FUND

ANNUAL REPORT

www■kmpartnersfunds■com	SEPTEMBER 30, 2008

KIRR, MARBACH PARTNERS

VALUE FUND

This Too Shall Pass

“Occasional outbreaks of those two super-contagious diseases, fear and greed, will forever occur in the investment community.  The timing of these epidemics is equally unpredictable, both as to duration and degree.  Therefore we never try to anticipate the arrival or departure of either.  We simply attempt to be fearful when others are greedy and to be greedy when others are fearful.”

Warren Buffett

November 21, 2008

DEAR FELLOW SHAREHOLDERS:

There can be no denying the global financial markets are suffering from a crisis of confidence and have been mauled by the razor-sharp claws of the bear market.  There is no way to sugarcoat that the past fiscal year and third calendar quarter were terrible and a huge disappointment to you and to us.  In addition, the collapse in prices since early September has been stunning in terms of both velocity and severity.  We clearly mis-judged both the breadth and depth of the negative impact of the credit contagion that first got widespread notice in early 2007 with two Bear Stearns hedge funds imploding; this is a genuine financial crisis.  By the same token, the markets and economy have experienced a number of financial crises over history.  In other words, we don’t think financial and economic Armageddon are at hand, though the media is shouting at the top of its collective lungs that we’re all soon to be part of the cast of the sequel to The Great Depression.  The U.S. Federal Reserve, Treasury and government have responded in an aggressive, unprecedented fashion to the current crisis and foreign authorities have shown a willingness to act in a coordinated manner to try to stanch the bleeding.  We believe these current and future moves should help alleviate the crisis, but there is no quick and painless fix for the psychological damage that has been done.  We believe confidence will return, “animal spirits” will be rekindled as the profit motive once again trumps pain avoidance and the economic and financial gears will start turning again.

Periods ending	Value Fund(1)	Russell 3000(2)	S&P 500(3)
September 30, 2008(4)	Total Return	Index	Index
3-months	(12.46)%	(8.73)%	(8.37)%
9-months	(21.81)%	(18.81)%	(19.29)%
One-year	(28.39)%	(21.52)%	(21.98)%
Three-years	(4.46)%	0.26%	0.22%
Five-years	3.05%	5.70%	5.17%
Since Inception	4.55%	1.85%	1.12%
(December 31, 1998)

The Fund’s Annual Operating Expenses were 1.51% according to the Prospectus dated January 28, 2008.  Until February 28, 2009, the Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the total annual operating expenses do not exceed 1.45% of its average net assets.  Investment performance reflects waivers in effect.  In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance; past performance is no guarantee of future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-800-870-8039.  The fund imposes a 1.00% redemption fee on shares held less than 30 days.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

KIRR, MARBACH PARTNERS

VALUE FUND

(1)
The performance data quoted assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Russell 3000 Index is an unmanaged, capitalization-weighted index generally representative of the overall U.S. stock market. This Index cannot be invested in directly.

(3)	The S&P 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

(4)	One-year, three-year, five-year and Since Inception returns are Average Annualized Returns.

Given we’ve all been continuously bombarded by doom and gloom scenarios, we’d like to depart from our usual format and make 5 points:

1)
We understand and have experienced your fear, pain and frustration.  Every one of us has significant personal assets invested right alongside of you and have felt the pit in our stomachs grow as paper wealth has evaporated before our eyes.  With the global financial system shaken to its core and institutions collapsing at hyper-speed, investors are scared and overwhelmed and feel helpless.  These catastrophic events are totally beyond our control, so our natural survival mechanism kicks in and the urge is to sell everything at any price and stuff the proceeds in the mattress.  As an investor, the key to long-term success is the ability to separate what you can control from what you can’t.  In other words, you have no control over when the relentless pounding of stocks will end, but you can control how you’ll respond to stocks becoming cheaper and better values by the day.

2)
Major financial shocks are part of the historical landscape of American capitalism.  With the din of 24/7 “news” coverage of disaster and impending doom, the current crisis surely feels like the worst of all time.  There is no question we have experienced a multi-vehicle pileup of epic proportions, but the economy and markets have endured many crises.  While each seemed spectacularly unique at the time, the common recipe for disaster has usually included a new investment theme combined with massive leverage, insufficient regulatory oversight and an unhealthy dose of greed and hubris.  The names and dates have changed, but the message is that we’ve been through this before and survived to rebound and flourish.

3)
The current crisis has crushed virtually every major market—there has been no place to hide.  KM’s strategy of buying good businesses at a discount to their intrinsic value has clearly not protected our stocks during this time of panic selling as those discounts have grown ever deeper, but we believe the merits will be demonstrated if and when the market emerges from the morass.  The table below lists total returns of some major overseas markets, in local currency.

	7/1/08-9/30/08	1/1/08-9/30/08
United Kingdom	(11.9)%	(21.2)%
France	(8.9)%	(25.8)%
Germany	(9.2)%	(27.7)%
Japan	(15.9)%	(25.3)%
Hong Kong	(17.8)%	(33.4)%
China	(15.8)%	(55.8)%

4)
We believe valuations are as attractive as they’ve been in a long time.  Though we believe our long-term outlook is as good or better than it’s been in years, we don’t know if or when shareholders will reap the rewards from enduring this pain or if markets will continue to get worse before they get better.

KIRR, MARBACH PARTNERS

VALUE FUND

5)
Excessively easy credit was a key part of the problem, but access to credit will be a vitally important part of the solution.  Credit is the oil that allows the gears of commerce to mesh and operate smoothly.  Credit is based on trust and confidence.  I will loan you money for a day or thirty years if I trust you and am confident in your ability to pay me interest when it is due and the principal at maturity.  The magnitude and velocity of the collapse of financial markets and institutions has created a poisoned atmosphere of mistrust.  I trust nobody and have no confidence in anybody’s ability to pay me interest/principal, including entities I’ve already lent to.  Therefore I will hoard all my capital and stuff it in the mattress, even if I’m earning no return.  Sand became pebbles, which became rocks, which became boulders that threatened to cause the gears of commerce to seize-up.  General Electric is an industrial and financial behemoth and one of the small handful of corporations carrying the same AAA credit rating as Uncle Sam.  Like most industrial and financial companies, GE requires constant access to the short-term credit markets to fund its daily operations.  However, the level of mis-trust has gotten to the point where GE was forced to turn to Warren Buffett for $3 billion @ 10% interest, the rate a company with a CCC credit rating might have paid not too long ago.  The Troubled Asset Relief Program (“TARP,” which morphed from $700 billion and 3-pages to $850 billion and almost 500-pages by the time Congress was done with it), insuring of money market funds and increasing the FDIC deposit insurance limit to $250K should help rebuild trust, but psychology has been severely damaged and it will take time.

Bear markets are gut-wrenching to endure, but our experience is they can also provide immense opportunity for long-term investors.  We thank you for your trust and confidence, particularly during this brutally difficult period.  A number of former financial titans on Wall Street have collapsed into bankruptcy/forced acquisition because they were unable to repay their debts.  Here on Washington Street, Kirr, Marbach & Company, LLC, the adviser to the Kirr, Marbach Partners Value Fund, has not a nickel of debt.  We are invested right alongside you and will continue to work hard to earn that trust and confidence today, tomorrow and the years beyond.

Regards,

Mark D. Foster, CFA	Mickey Kim, CFA
President	Vice-President, Treasurer and Secretary

Value Fund invests in foreign securities, which involves greater volatility and political, economic and currency risks and differences in accounting methods.  Value Fund may also invest in small- and medium-capitalization companies, which tend to have more limited liquidity and greater price volatility than large-capitalization companies.

Please refer to the Schedule of Investments for complete fund holdings information.

Value Fund’s holdings are subject to change and are not a recommendation to buy or sell any security.  References to other investment vehicles should not be interpreted as on offer of these securities.

The information provided herein represents the opinion of Value Fund’s investment adviser and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.  This material should not be interpreted as an offer of any other funds mentioned.

KIRR, MARBACH PARTNERS

VALUE FUND

This material must be preceded or accompanied by a current Prospectus.  Value Fund’s investment objectives, risks, charges and expenses must be considered carefully before you invest or send money.

Quasar Distributors, LLC is the Distributor for Value Fund.  (11/08)

For further information about Value Fund and/or an account application, please call Matt Kirr at Value Fund at (812) 376-9444 or (800) 808-9444 or write to Value Fund at 621 Washington Street, Columbus, IN  47202-1729.

KIRR, MARBACH PARTNERS

VALUE FUND

This chart assumes an initial investment of $10,000.  Performance reflects fee waivers in effect.  In the absence of fee waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed maybe worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Rate of Return (%)
	One Year Ended	Five Years Ended	Since Inception* to
	September 30, 2008	September 30, 2008	September 30, 2008
Kirr, Marbach Partners Value Fund	(28.39)%	3.05%	4.55%
Russell 3000 Index**	(21.52)%	5.70%	1.85%
S&P 500 Index***	(21.98)%	5.17%	1.12%

*	December 31, 1998
**	The Russell 3000 Index is an unmanaged, capitalization-weighted index generally representative of the overall U.S. stock market. This Index cannot be invested in directly.
***
The Standard & Poor’s 500 Index (S&P 500 Index) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

KIRR, MARBACH PARTNERS

VALUE FUND

EXPENSE EXAMPLE – SEPTEMBER 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 – September 30, 2008).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a transaction fee equal to 1.00% of the net amount of the redemption if you redeem your shares within 30 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/08	9/30/08	4/1/08 – 9/30/08(1)
Actual	$1,000.00	$ 884.20	$6.83
Hypothetical (5% return before expenses)	1,000.00	1,017.75	7.31

(1)
Expenses are equal to the Fund’s annualized expense ratio after expense reimbursement of 1.45%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.  The annualized expense ratio prior to expense reimbursement was 1.54%.

KIRR, MARBACH PARTNERS

VALUE FUND

ALLOCATION OF PORTFOLIO NET ASSETS
SEPTEMBER 30, 2008

TOP TEN EQUITY HOLDINGS
AS OF SEPTEMBER 30, 2008 (% OF NET ASSETS)

Dollar Tree, Inc.	4.0%
Microsoft Corp.	3.6%
Chevron Corp.	3.6%
EMCOR Group, Inc.	3.4%
Owens Corning, Inc.	3.4%
Rosetta Resources, Inc.	3.2%
URS Corp.	3.2%
Lubrizol Corp.	3.2%
Agilent Technologies, Inc.	3.1%
Toll Brothers, Inc.	3.1%

KIRR, MARBACH PARTNERS

VALUE FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

Number
of Shares		Value
	COMMON STOCKS - 97.4%
	Consumer Discretionary - 24.6%
17,275	Carnival Corp. - f	$610,671
33,180	Coach, Inc.*	830,827
40,312	Dollar Tree, Inc.*	1,465,744
19,215	Harley Davidson, Inc.	716,720
20,455	Harman International
	Industries, Inc.	696,902
60,479	HSN, Inc.*	665,874
27,507	McGraw-Hill Companies, Inc.	869,496
38,345	Time Warner Cable, Inc. - Class A*	927,949
44,653	Toll Brothers, Inc.*	1,126,595
28,143	WABCO Holdings, Inc.	1,000,202
		8,910,980
	Energy - 9.0%
74,020	Cal Dive International, Inc.*	784,612
15,700	Chevron Corp.	1,294,936
64,100	Rosetta Resources, Inc.*	1,176,876
		3,256,424
	Financials - 1.9%
37,960	Colonial Properties Trust	709,472
	Healthcare - 11.2%
21,630	Analogic Corp.	1,076,309
22,140	AstraZeneca PLC - ADR	971,503
30,300	CIGNA Corp.	1,029,594
18,102	Covidien Ltd.	973,164
		4,050,570
	Industrials - 29.4%
26,125	Atlas Air Worldwide
	Holdings, Inc.*	1,053,099
15,690	Canadian Pacific Railway Ltd. - f	845,063
47,500	EMCOR Group, Inc.*	1,250,200
77,201	Federal Signal Corp.	1,057,654
66,665	John Bean Technologies Corp.*	843,979
31,260	KBR, Inc.	477,340
50,840	Owens Corning, Inc.*	1,215,585
19,651	Portfolio Recovery Associates, Inc.*	955,628
51,437	Titan International, Inc.	1,096,637
19,657	Tyco International Ltd. - f	688,388
32,084	URS Corp.*	1,176,520
		10,660,093
	Information Technology - 11.3%
38,329	Agilent Technologies, Inc.*	1,136,838
58,685	Intel Corp.	1,099,170
48,611	Microsoft Corp.	1,297,428
21,062	Tyco Electronics Ltd. - f	582,575
		4,116,011
	Materials - 7.8%
20,850	International
	Flavors & Fragrances, Inc.	822,741
26,475	Lubrizol Corp.	1,142,132
61,345	Solutia, Inc.*	858,830
		2,823,703
	Utilities - 2.2%
43,100	Mirant Corp.*	788,299
	TOTAL COMMON STOCKS
	(Cost $35,095,767)	35,315,552

Principal
Amount
	SHORT TERM INVESTMENT - 0.1%
	Variable Rate Demand Note** - 0.1%
$42,530	Wisconsin Corporate Central
	Credit Union, 3.60%	42,530
	TOTAL SHORT TERM
	INVESTMENT (Cost $42,530)	42,530
	Total Investments
	(Cost $35,138,297) - 97.5%	35,358,082
	Liabilities in Excess
	of Other Assets - 2.5%	890,578
	TOTAL NET ASSETS - 100.0%	$36,248,660

*	-	Non-income producing security.
**	-	Variable rate security as of September 30, 2008.
ADR	-	American Depository Receipt.
f	-	Foreign security.

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008

ASSETS:
Investments, at current value
(cost $35,138,297)	$35,358,082
Cash	606,124
Receivable for investment securities sold	340,354
Dividends receivable	31,328
Prepaid Expenses	3,591
Receivable for Fund shares sold	2,166
Interest receivable	96
Total Assets	36,341,741

LIABILITIES:
Accrued expenses	64,705
Payable to Adviser	28,376
Total Liabilities	93,081

NET ASSETS	$36,248,660

NET ASSETS CONSIST OF:
Capital stock	$40,046,877
Undistributed net investment loss	(92)
Undistributed net realized loss on investments	(4,017,887)
Net unrealized appreciation on investments	219,762
Total Net Assets	$36,248,660

Shares outstanding (500,000,000 shares
of $0.01 par value authorized)	3,438,755

Net asset value, redemption price
and offering price per share	$10.54

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2008

INVESTMENT INCOME:
Dividend income
(net of withholding of $4,652)	$479,268
Interest income	36,825
Total Investment Income	516,093

EXPENSES:
Investment Adviser fees	443,834
Legal fees	64,212
Administration fees	35,661
Shareholder servicing fees	34,842
Fund accounting fees	24,504
Distribution fees	18,693
Audit fees	17,931
Custody fees	16,333
Directors fees	11,982
Federal and state registration fees	11,109
Other	5,979
Total expenses before reimbursement	685,080
Less: Reimbursement from Investment Adviser	(41,532)
Net Expenses	643,548

NET INVESTMENT LOSS	(127,455)

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on investments	(4,032,383)
Change in unrealized appreciation/
depreciation on investments	(10,497,582)
Net realized and unrealized loss
on investments	(14,529,965)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(14,657,420)

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2008	September 30, 2007
OPERATIONS:
Net investment loss	$(127,455)	$(95,230)
Net realized gain (loss) on investments	(4,032,383)	6,206,995
Change in unrealized appreciation/depreciation on investments	(10,497,582)	(902,197)
Net increase (decrease) in net assets resulting from operations	(14,657,420)	5,209,568

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,536,156	4,262,381
Shares issued to holders in reinvestment of dividends	5,441,577	1,758,837
Cost of shares redeemed	(4,209,278)	(3,082,278)
Net increase in net assets from capital share transactions	3,768,455	2,938,940

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gains	(5,668,875)	(1,829,659)
Total distributions to shareholders	(5,668,875)	(1,829,659)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,557,840)	6,318,849

NET ASSETS:
Beginning of period	52,806,500	46,487,651
End of period (including undistributed net investment
income (loss) of ($92) and $0, respectively)	$36,248,660	$52,806,500

CHANGES IN SHARES OUTSTANDING:
Shares sold	196,146	254,367
Shares issued to holders in reinvestment of dividends	396,616	109,859
Shares redeemed	(322,836)	(182,468)
Net increase	269,926	181,758

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

	Year Ended September 30,
	2008	2007	2006	2005	2004
PER SHARE DATA:
Net asset value, beginning of period	$16.66	$15.56	$14.98	$14.16	$12.50

Investment operations:
Net investment income (loss)	(0.04)	(0.03)	—	0.11	0.08
Net realized and unrealized gain (loss) on investments	(4.27)	1.74	1.38	2.28	1.58
Total from investment operations	(4.31)	1.71	1.38	2.39	1.66

Less distributions:
Dividends from net investment income	—	—	(0.05)	(0.08)	—
Distributions from net capital gains	(1.81)	(0.61)	(0.75)	(1.49)	—
Total distributions	(1.81)	(0.61)	(0.80)	(1.57)	—
Net asset value, end of period	$10.54	$16.66	$15.56	$14.98	$14.16

TOTAL RETURN	(28.39)%	11.14%	9.59%	17.64%	13.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$36.2	$52.8	$46.5	$44.5	$40.8
Ratio of expenses to average net assets:
Before expense reimbursement	1.54%	1.51%	1.59%	1.60%	1.67%
After expense reimbursement	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.37)%	(0.24)%	(0.13)%	0.59%	0.39%
After expense reimbursement	(0.28)%	(0.18)%	0.01%	0.74%	0.61%
Portfolio turnover rate	34%	32%	38%	33%	41%

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Kirr, Marbach Partners Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies.  The one series presently authorized is the Kirr, Marbach Partners Value Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital growth.  The Fund commenced operations on December 31, 1998.

The following is a summary of significant accounting policies consistently followed by the Fund.

a)
Investment Valuation – Securities listed on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”).  Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where the security is primarily traded.  Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors of the Corporation.  Foreign securities have been issued by foreign private issuers registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934.  Debt securities maturing in 60 days or less valued at amortized cost, which approximates fair value.  Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b)
Federal Income Taxes – A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  The Fund recognizes uncertain tax positions consistent with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At September 30, 2008, three previous tax years are open: September 30, 2005 – September 30, 2007. The Fund has no examinations in progress. The Fund reviewed the year ended September 30, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end September 30, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

KIRR, MARBACH PARTNERS

VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

c)	Income and Expense – The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.

d)
Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  All short-term capital gains are included in ordinary income for tax purposes.

e)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)
Repurchase Agreements – The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

g)
Other – Investment and shareholder transactions are recorded on the trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.

h)
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended September 30, 2008, the fund decreased paid in capital by $141,856, decreased undistributed net investment loss by $127,363, and decreased undistributed net realized loss on investments by $14,493.

2.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the year ended September 30, 2008, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$14,450,575	$15,445,957

At September 30, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments	$35,138,297
Gross unrealized appreciation	4,861,992
Gross unrealized depreciation	(4,642,230)
Net unrealized appreciation	$219,762
Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated gains/losses	$(4,017,979)
Total accumulated earnings (losses)	$(3,798,217)

KIRR, MARBACH PARTNERS

VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

At September 30, 2008, the Fund had accumulated net realized capital loss carryforwards of $1,057,713 which expire September 30, 2016.  The Fund had post-October losses deferred at September 30, 2008, on a tax basis, of $2,960,266.

The tax character of distributions paid during the years ended September 30, 2008 and 2007 were as follows:

	2008	2007
Ordinary income	$—	$822,473
Long-term capital gain	$5,668,875	$1,007,186

3.	AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Kirr, Marbach & Company, LLC (the “Investment Adviser”).  Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund’s daily net assets.

The Investment Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s total annual operating expenses do not exceed 1.45% of its average daily net assets until February 28, 2010.  Accordingly, for the year ended September 30, 2008, the Investment Adviser waived advisory fees to reimburse the Fund for other expenses in the amount of $41,532.  The Investment Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after February 28, 2010.  Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.45%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Year of expiration	Amount
9/30/2009	$65,080
9/30/2010	$29,885
9/30/2011	$41,532

As of September 30, 2008, it was possible, but not probable, those amounts would be recovered by the Investment Adviser.  At the end of each fiscal year in the future, the Fund will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Corporation.  The Fund’s shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund.  The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to pay the Distributor and certain financial intermediaries who assist in distributing the Fund shares or who provided shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of the Fund’s average daily net assets (computed on an annual basis).  All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses.  During the year ended September 30, 2008, the Fund incurred expenses of $18,693 pursuant to the 12b-1 Plan.

U.S Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund.  U.S. Bank, N.A. serves as custodian for the Fund.

KIRR, MARBACH PARTNERS

VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

The Fund imposes a 1% redemption fee on shares held 30 days or less. For the year ended September 30, 2008, the Fund collected $24 in redemption fees.

4.	NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”).  FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities.  Funds are required to provide enhanced disclosures about (a) how and why the fund uses derivative instruments, (b) how derivative instruments are accounted for under FAS 133 and its related interpretations, and (c) how derivative instruments affect the fund’s financial position and financial performance.  FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.  The fund does not expect FAS 161 to have a material impact on its financial statements; however, additional disclosures may be required.

KIRR, MARBACH PARTNERS

VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
Kirr, Marbach Partners Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Kirr, Marbach Partners Value Fund (the “Fund”), including the schedule of investments as of September 30, 2008 and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for each of the two years in the period ended September 30, 2005 have been audited by other auditors, whose report dated November 16, 2005 expressed unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kirr, Marbach Partners Value Fund, as of September 30, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 21, 2008

KIRR, MARBACH PARTNERS

VALUE FUND

ADDITIONAL INFORMATION
SEPTEMBER 30, 2008 (UNAUDITED)

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund will post its complete schedule of portfolio holdings as of the end of its last completed fiscal quarter as part of its quarterly shareholder update on the Fund’s website on or soon after the 21st day after the end of each fiscal quarter.

AVAILABILITY OF PROXY VOTING INFORMATION

Both a description of the Fund’s Proxy Voting Policies and Procedures and information about the Fund’s proxy voting record will be available (1) without charge, upon request, by calling 1-800-870-8039, and (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 0% for the fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2008 was 0% for the fund.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY

The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended September 30, 2008 was 0% for the fund.

The percent of ordinary income distributions designated as short-term capital gain distributions for the fiscal year ended September 30, 2008 was 0% for the fund.

KIRR, MARBACH PARTNERS

VALUE FUND

		Term of Office	Principal Occupation	Other
Name, Address	Position with	and Length of	During Past	Directorships
and Age	the Corporation	Time Served	Five Years	Held
INTERESTED DIRECTORS
Mark D. Foster*	Director,	Indefinite term	Chief Investment	None
Born 1958	Chairman and	since 1998	Officer, Kirr, Marbach &
	President		Company, LLC
Mickey Kim*	Chief Compliance	Indefinite term	Chief Compliance Officer	None
Born 1958	Officer, Director,	since 1998	and Chief Operating
	Vice President,		Officer, Kirr, Marbach &
	Secretary and		Company, LLC
Treasurer
DIS-INTERESTED DIRECTORS
Jeffrey N. Brown*	Director	Indefinite term	President, Home News	None
Born 1959		since 1998	Enterprises
Mark E. Chesnut*	Director	Indefinite term	Retired, Formerly	None
Born 1947		since 1998	Vice-President, Cummins
Engine Company
John F. Dorenbusch*	Director	Indefinite term	Retired, Formerly President,	None
Born 1938		since 1998	Irwin Management Company
and Tipton Lakes Company

*	The address for all directors is Kirr, Marbach & Company, LLC, 621 Washington Street, Columbus, Indiana 47201

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

DIRECTORS
Mark D. Foster, CFA
Mickey Kim, CFA
Jeffrey N. Brown
Mark E. Chesnut
John F. Dorenbusch

PRINCIPAL OFFICERS
Mark D. Foster, CFA, President
Mickey Kim, CFA, Vice President, Treasurer and Secretary

INVESTMENT ADVISER
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, IN 47201

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR,
TRANSFER AGENT AND
DIVIDEND – DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Kirkland & Ellis LLP
200 E. Randolph Drive
Chicago, IL 60601

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s directors and is available without charge upon request by calling 1-800-808-9444.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-800-808-9444.  A description of the
 Fund’s proxy voting policies and procedures is available on the Fund’s website, www.kmpartnersfunds.com, or on the SEC’s website, at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2008 is available without charge upon request by calling 1-800-808-9444 or on the SEC’s website, at www.sec.gov.

ANNUAL REPORT

SEPTEMBER 30, 2008

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2008	FYE 09/30/2007
Audit Fees	$15,300	$17,000
Audit-Related Fees
Tax Fees	$ 2,700	$ 4,650
All Other Fees

The registrant’s Audit Committee Charter provides that the Audit Committee of the registrant approve, prior to the engagement of the independent public accountants, (a) all audit and permissible non-audit services to be provided to the registrant and (b) all permissible non-audit services to be provided by the registrant’s independent public accountants to Kirr, Marbach & Company, LLC (the “Adviser”) or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

The following table indicates the non-audit fees billed by the registrant’s independent public accountants for services to the registrant and to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant for each of the past two fiscal years.  The Audit Committee noted that, as indicated in the table below, no fees were billed by the registrant’s independent public accountants to the Adviser or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant.

Non-Audit Related Fees	FYE 09/30/2008	FYE 09/30/2007
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)*    /s/Mr. Mark Foster
Mr. Mark Foster, President

Date  12/9/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Mr. Mark Foster
Mr. Mark Foster, President

Date  12/9/2008

By (Signature and Title)*   /s/Mr. Mickey Kim
Mr. Mickey Kim, Treasurer

Date  12/9/2008

* Print the name and title of each signing officer under his or her signature.